Commitments and Contingent Liabilities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingent Liabilities (Textual) [Abstract]
Lease period, minimum	5 years
Lease period, maximum	20 years
Operating Leases, Future Minimum Payments Due	$ 4,671,260
Rent expense	169,534	161,854	156,651
Total rental payments	385	436	431
Aggregate rent paid by the tenants	11,655
Aggregate rent currently guaranteed by the Company	$ 178,878